Unaudited consolidated statement of financial position - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Jun. 30, 2021
Non-current assets
Property, plant and equipment	¥ 399,053	¥ 76,316
Right-of-use assets	2,348,776	689,887
Intangible assets	47,958	61,005
Goodwill	18,890	19,640
Deferred tax assets	162,561	168,552
Other receivables	10,000
Prepayments	201,958	138,481
Interest in an equity-accounted investee		352,062
Non-current assets	3,189,196	1,505,943
Current assets
Other investments	206,526	102,968
Inventories	1,163,040	1,496,061
Trade and other receivables	1,060,564	824,725
Cash and cash equivalents	5,269,882	6,771,653
Restricted cash	9,925	3,680
Total current assets	7,709,937	9,199,087
Total assets	10,899,133	10,705,030
EQUITY
Share capital	92	92
Additional paid-in capital	7,982,717	8,289,160
Other reserves	963,033	928,005
Accumulated losses	(2,149,418)	(2,558,291)
Equity attributable to equity shareholders of the Company	6,796,424	6,658,966
Non-controlling interests	(6,992)	(6,812)
Total equity	6,789,432	6,652,154
Non-current liabilities
Contract liabilities	51,317	59,947
Loans and borrowings	6,336	6,925
Lease liabilities	385,882	483,144
Deferred income	15,188	20,005
Total non-current liabilities	458,723	570,021
Current liabilities
Loans and borrowings	5,142	13,669
Trade and other payables	2,979,846	2,809,182
Contract liabilities	328,001	266,919
Lease liabilities	260,613	321,268
Deferred income	5,955	6,060
Current taxation	71,421	65,757
Total current liabilities	3,650,978	3,482,855
Total liabilities	4,109,701	4,052,876
Total equity and liabilities	¥ 10,899,133	¥ 10,705,030